Note 22 - Deferred tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Note 22 - Deferred tax assets and liabilities
Disclosure of deferred tax assets and liabilities [text block]

Deferred tax liabilities

	Fixed assets	Inventories	Intangible assets and other	Total
At the beginning of the year	618,874	114,335	160,202	893,411
Translation differences	(194)	(72)	(174)	(440)
Changes due to business combinations (*)	1,223	-	2,033	3,256
Charged to other comprehensive income	-	-	(904)	(904)
Income statement credit	(51,265)	(39,033)	(46,940)	(137,238)
At December 31, 2024	568,638	75,230	114,217	758,085

	Fixed assets	Inventories	Intangible assets and other	Total
At the beginning of the year	575,667	43,532	114,542	733,741
Translation differences	41	113	397	551
Increase due to business combinations (**)	4,175	7,563	5,498	17,236
Charged to other comprehensive income	-	-	138	138
Income statement charge	38,991	63,127	39,627	141,745
At December 31, 2023	618,874	114,335	160,202	893,411

(*) For the year 2024, related to Mattr’s pipe coating business unit acquisition. For more information see note 34.

(**) For the year 2023, related to the GPC, Isoplus anticorrosion coating division and Mattr’s pipe coating business unit acquisitions.

Deferred tax assets

	Provisions and allowances	Inventories	Tax losses	Other	Total
At the beginning of the year	31,511	199,019	634,894	185,997	1,051,421
Translation differences	(22)	(277)	(76)	(829)	(1,204)
Changes due to business combinations (*)	-	88	(414)	1,821	1,495
Charged to other comprehensive income	-	-	(2,006)	885	(1,121)
Income statement credit / (charge)	24,436	(44,915)	82,400	(27,070)	34,851
At December 31, 2024	55,925	153,915	714,798	160,804	1,085,442

	Provisions and allowances	Inventories	Tax losses	Other	Total
At the beginning of the year	25,817	180,152	310,589	156,984	673,542
Translation differences	6	24	(1)	611	640
Increase due to business combinations (**)	1,374	223	1,875	35,941	39,413
Charged to other comprehensive income	-	-	-	2,342	2,342
Income statement credit / (charge)	4,314	18,620	322,431	(9,881)	335,484
At December 31, 2023	31,511	199,019	634,894	185,997	1,051,421

(*) For the year 2024, related to Mattr’s pipe coating business unit acquisition. For more information see note 34.

(**) For the year 2023, related to the GPC, Isoplus anticorrosion coating division and Mattr’s pipe coating business unit acquisitions.

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
	Year ended December 31,
	2024	2023
Deferred tax assets to be recovered after 12 months	755,743	655,415
Deferred tax liabilities to be settled after 12 months	696,693	689,976

Deferred tax [text block]
	Year ended December 31,
	2024	2023
Deferred tax assets	831,298	789,615
Deferred tax liabilities	503,941	631,605
	327,357	158,010

The movement in the net deferred income tax asset / (liability) account is as follows:

	Year ended December 31,
	2024	2023
At the beginning of the year	158,010	(60,199)
Translation differences	(764)	89
Changes due to business combinations (*)	(1,761)	22,177
Charged to other comprehensive income	(217)	2,204
Income statement credit	172,089	193,739
At the end of the year	327,357	158,010

(*) For the year 2024, related to Mattr’s pipe coating business unit acquisitions. For more information see note 34.

For the year 2023, related to the GPC, Isoplus anticorrosion coating division and Mattr’s pipe coating business unit acquisitions.